Natural Resources Fund

John Hancock Funds II

Supplement dated March 20, 2014 to the current Class A prospectus

The following information supplements and supersedes any information to the contrary relating to Natural Resources Fund (the “Fund”), a series of John Hancock Funds II (the “Trust”), contained in the prospectus.

At an in-person meeting held March 10-13, 2014, the Board of Trustees of the Trust approved the removal of RS Investment Management Co. LLC (“RS Investments”) as a subadvisor to the Fund, effective as of close of business on March 20, 2014. Wellington Management Company, LLP will continue to manage the Fund’s assets as the sole subadvisor. While John Hancock Advisers, LLC, the Fund’s investment advisor, will no longer waive a portion of its management fee with respect to assets managed by RS Investments, the Fund's management fee and total annual fund operating expenses will remain the same.

In connection with these changes, effective on or about March 20, 2014 the prospectus is hereby amended by removing all references to RS Investments and its portfolio managers.

You should read this Supplement in conjunction with the prospectus and retain it for your future reference.

Natural Resources Fund

John Hancock Funds II

Supplement dated March 20, 2014 to the current Class I prospectus

The following information supplements and supersedes any information to the contrary relating to Natural Resources Fund (the “Fund”), a series of John Hancock Funds II (the “Trust”), contained in the prospectus.

At an in-person meeting held March 10-13, 2014, the Board of Trustees of the Trust approved the removal of RS Investment Management Co. LLC (“RS Investments”) as a subadvisor to the Fund, effective as of close of business on March 20, 2014. Wellington Management Company, LLP will continue to manage the Fund’s assets as the sole subadvisor. While John Hancock Advisers, LLC, the Fund’s investment advisor, will no longer waive a portion of its management fee with respect to assets managed by RS Investments, the Fund's management fee and total annual fund operating expenses will remain the same.

In connection with these changes, effective on or about March 20, 2014 the prospectus is hereby amended by removing all references to RS Investments and its portfolio managers.

You should read this Supplement in conjunction with the prospectus and retain it for your future reference.

Natural Resources Fund

John Hancock Funds II

Supplement dated March 20, 2014 to the current Class R6 prospectus

The following information supplements and supersedes any information to the contrary relating to Natural Resources Fund (the “Fund”), a series of John Hancock Funds II (the “Trust”), contained in the prospectus.

At an in-person meeting held March 10-13, 2014, the Board of Trustees of the Trust approved the removal of RS Investment Management Co. LLC (“RS Investments”) as a subadvisor to the Fund, effective as of close of business on March 20, 2014. Wellington Management Company, LLP will continue to manage the Fund’s assets as the sole subadvisor. While John Hancock Advisers, LLC, the Fund’s investment advisor, will no longer waive a portion of its management fee with respect to assets managed by RS Investments, the Fund's management fee and total annual fund operating expenses will remain the same.

In connection with these changes, effective on or about March 20, 2014 the prospectus is hereby amended by removing all references to RS Investments and its portfolio managers.

You should read this Supplement in conjunction with the prospectus and retain it for your future reference.

Natural Resources Fund

John Hancock Funds II

Supplement dated March 20, 2014 to the current Class NAV prospectus

The following information supplements and supersedes any information to the contrary relating to Natural Resources Fund (the “Fund”), a series of John Hancock Funds II (the “Trust”), contained in the prospectus.

At an in-person meeting held March 10-13, 2014, the Board of Trustees of the Trust approved the removal of RS Investment Management Co. LLC (“RS Investments”) as a subadvisor to the Fund, effective as of close of business on March 20, 2014. Wellington Management Company, LLP will continue to manage the Fund as the sole subadvisor. While John Hancock Advisers, LLC, the Fund’s investment advisor (the “Advisor”), will no longer waive a portion of its management fee with respect to assets managed by RS Investments, the Advisor has contractually agreed to waive fees and/or reimburse expenses as necessary to maintain the Fund's total annual fund operating expenses at the level stated in the prospectus for the term stated therein.

In connection with these changes, effective on or about March 20, 2014 the prospectus is hereby amended by removing all references to RS Investments and its portfolio managers.

You should read this Supplement in conjunction with the prospectus and retain it for your future reference.

Natural Resources Fund

John Hancock Funds II

Supplement dated March 20, 2014 to the current Class 1 prospectus

The following information supplements and supersedes any information to the contrary relating to Natural Resources Fund (the “Fund”), a series of John Hancock Funds II (the “Trust”), contained in the prospectus.

At an in-person meeting held March 10-13, 2014, the Board of Trustees of the Trust approved the removal of RS Investment Management Co. LLC (“RS Investments”) as a subadvisor to the Fund, effective as of close of business on March 20, 2014. Wellington Management Company, LLP will continue to manage the Fund as the sole subadvisor. While John Hancock Advisers, LLC, the Fund’s investment advisor (the “Advisor”), will no longer waive a portion of its management fee with respect to assets managed by RS Investments, the Advisor has contractually agreed to waive fees and/or reimburse expenses as necessary to maintain the Fund's total annual fund operating expenses at the level stated in the prospectus for the term stated therein.

In connection with these changes, effective on or about March 20, 2014 the prospectus is hereby amended by removing all references to RS Investments and its portfolio managers.

You should read this Supplement in conjunction with the prospectus and retain it for your future reference.

Natural Resources Fund

John Hancock Funds II

Supplement dated March 20, 2014 to the current Statement of Additional Information

The following information supplements and supersedes any information to the contrary relating to Natural Resources Fund (the “Fund”), a series of John Hancock Funds II (the “Trust”), contained in the Statement of Additional Information.

At an in-person meeting held March 10-13, 2014, the Board of Trustees of the Trust approved the removal of RS Investment Management Co. LLC (“RS Investments”) as a subadvisor to the Fund, effective as of close of business on March 20, 2014. Wellington Management Company, LLP will continue to manage the Fund as the sole subadvisor.

In connection with this change, effective on or about March 20, 2014, the Statement of Additional Information is hereby amended to remove all references to RS Investments and its portfolio managers.

You should read this Supplement in conjunction with the Statement of Additional Information and retain it for your future reference.